Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Depreciation on Straight-Line Method, Over the Estimated Useful Life of the Assets	Annual rates of depreciation are as follows:
%

Computers	33
R&D equipment	20
Furniture and office equipment	6-15
Leasehold Improvements	10